SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accounting Policies [Line Items]
Recognized Revenues From Construction Performance Obligations	$ 15,745	$ 12,926	$ 16,169
Accumulated deficit	(635,472)	(660,321)
Capitalized balances related to sales commission	1,755	2,383
Warranty reserve amount	1,139	1,955
Research and development expenses	2,461	1,043	641
Provision for doubtful accounts	461	492
Bad debt expense (income)	151	69	9
Severance pay expenses	3,889	3,403	3,107
Contribution costs	916	631	603
Amortization of sales commission	$ 2,099	$ 3,330	$ 3,078
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years